Finance Expense - Schedule of Finance Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Finance Expense [Abstract]
Interest Expense, Debt			$ 493	$ 216
Bank fees			29	10
Revaluation of financial liabilities accounted at fair value	$ (1,259)	$ (701)	125	6,149
Exchange rate differences			181	23
Finance expenses	$ 1,054	$ 724	$ 828	$ 6,398